Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in associates [Line Items]
Current assets	$ 1,156,516	$ 838,362
Non-current assets	4,866,320	4,209,541
Current liabilities	(575,990)	(479,738)
Equity	4,267,465	3,559,701	$ 3,169,211	$ 3,162,941
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Current assets	4,885	1,640
Non-current assets	50,457	50,456
Current liabilities	(252)	(323)
Equity	$ 55,090	$ 51,773